Fair values of financial assets and financial liabilities	6 Months Ended
Mar. 31, 2022
Fair values of financial assets and financial liabilities
Fair values of financial assets and financial liabilities

Note 13. Fair values of financial assets and financial liabilities

Fair Valuation Control Framework

The Group uses a Fair Valuation Control Framework where the fair value is either determined or validated by a function independent of the transaction. This framework formalises the policies and procedures used to achieve compliance with relevant accounting, industry and regulatory standards. The framework includes specific controls relating to:

●	The revaluation of financial instruments;
●	Independent price verification;
●	Fair value adjustments; and
●	Financial reporting.

A key element of the framework is the Revaluation Committee, comprising senior valuation specialists from within the Group. The Revaluation Committee reviews the application of the agreed policies and procedures to assess that a fair value measurement basis has been applied.

The method of determining fair value differs depending on the information available.

Fair value hierarchy

A financial instrument’s categorisation within the valuation hierarchy is based on the lowest level input that is significant to the fair value measurement.

The Group categorises all fair value instruments according to the hierarchy described below.

Valuation techniques

The Group applies market accepted valuation techniques in determining the fair valuation of over the counter (OTC) derivatives. This includes Credit Value Adjustment (CVA) and Funding Value Adjustment (FVA), which incorporate credit risk and funding costs and benefits that arise in relation to uncollateralised derivative positions, respectively.

The specific valuation techniques, the observability of the inputs used in valuation models and the subsequent classification for each significant product category are outlined as follows:

Level 1 instruments (Level 1)

The fair value of financial instruments traded in active markets is based on recent unadjusted quoted prices. These prices are based on actual arm’s length basis transactions.

The valuations of Level 1 instruments require little or no management judgement.

Instrument	Balance sheet category	Includes	Valuation

Exchange traded products	Derivatives	Exchange traded interest rate futures and options and commodity and carbon futures	All these instruments are traded in liquid, active markets where prices are readily observable. No modelling or assumptions are used in the valuation.
FX products	Derivatives	FX spot and futures contracts
Equity products	Derivatives Trading securities and financial assets measured at FVIS Other financial liabilities	Listed equities and equity indices

Debt instruments	Trading securities and financial assets measured at FVIS Investment securities Other financial liabilities	Australian Commonwealth and New Zealand government bonds
Life insurance assets	Life insurance assets included in assets held for sale	Listed equities, exchange traded derivatives and short sale of listed equities within controlled managed investment schemes

Note 13. Fair values of financial assets and financial liabilities (continued)

Level 2 instruments (Level 2)

The fair value for financial instruments that are not actively traded is determined using valuation techniques which maximise the use of observable market prices. Valuation techniques include:

●	The use of market standard discounting methodologies;
●	Option pricing models; and
●	Other valuation techniques widely used and accepted by market participants.

Instrument	Balance sheet category	Includes	Valuation
Interest rate products	Derivatives	Interest rate and inflation swaps, swaptions, caps, floors, collars and other non-vanilla interest rate derivatives

Industry standard valuation models are used to calculate the expected future value of payments by product, which is discounted back to a present value. The model’s interest rate inputs are benchmark and active quoted interest rates in the swap, bond and futures markets. Interest rate volatilities are sourced from brokers and consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

FX products	Derivatives	FX swap, FX forward contracts, FX options and other non-vanilla FX derivatives	Derived from market observable inputs or consensus pricing providers using industry standard models.

Other credit products	Derivatives	Single name and index credit default swaps (CDS)

Valued using an industry standard model that incorporates the credit spread as its principal input. Credit spreads are obtained from consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

Commodity products	Derivatives	Commodity and derivatives

Valued using industry standard models.

The models calculate the expected future value of deliveries and payments and discount them back to a present value. The model inputs include forward curves, volatilities implied from market observable inputs, discount curves and underlying spot and futures prices. The significant inputs are market observable or available through a consensus data service. If consensus prices are not available, these are classified as Level 3 instruments.

Equity products	Derivatives	Exchange traded equity options, OTC equity options and equity warrants	Due to low liquidity, exchange traded options are Level 2. Valued using industry standard models based on observable parameters such as stock prices, dividends, volatilities and interest rates.

Asset backed debt instruments	Trading securities and financial assets measured at FVIS Investment securities	Australian residential mortgage backed securities (RMBS) and other asset backed securities (ABS)

Valued using an industry approach to value floating rate debt with prepayment features. Australian RMBS are valued using prices sourced from a consensus data provider. If consensus prices are not available these are classified as Level 3 instruments.

Non-asset backed debt instruments	Trading securities and financial assets measured at FVIS Investment securities Other financial liabilities	State and other government bonds, corporate bonds and commercial paper Repurchase agreements and reverse repurchase agreements over non-asset backed debt securities	Valued using observable market prices, which are sourced from independent pricing services, broker quotes or inter-dealer prices.

Loans at fair value	Loans	Fixed rate bills and syndicated loans	Discounted cash flow approach, using a discount rate which reflects the terms of the instrument and the timing of cash flows, adjusted for creditworthiness, or expected sale amount.

Certificates of deposit	Deposits and other borrowings	Certificates of deposit	Discounted cash flow using market rates offered for deposits of similar remaining maturities.

Debt issues at fair value	Debt issues	Debt issues	Discounted cash flows, using a discount rate which reflects the terms of the instrument and the timing of cash flows adjusted for market observable changes in Westpac’s implied credit worthiness.

Note 13. Fair values of financial assets and financial liabilities (continued)

Instrument	Balance sheet category	Includes	Valuation
Life insurance assets and liabilities	Life insurance assets included in assets held for sale Life insurance liabilities included in liabilities held for sale

Corporate bonds, OTC derivatives, units in unlisted unit trusts, life insurance contract liabilities, life investment contract liabilities and external liabilities of managed investment schemes controlled by statutory life funds

Valued using observable market prices or other widely used and accepted valuation techniques utilising observable market input.

Level 3 instruments (Level 3)

Financial instruments valued where at least one input that could have a significant effect on the instrument’s valuation is not based on observable market data due to illiquidity or complexity of the product. These inputs are generally derived and extrapolated from other relevant market data and calibrated against current market trends and historical transactions.

These valuations are calculated using a high degree of management judgement.

Instrument	Balance sheet category	Includes	Valuation
Debt instruments	Trading securities and financial assets measured at FVIS Investment securities	Certain debt securities with low observability, usually issued via private placement	These securities are evaluated by an independent pricing service or based on third party revaluations. Due to their illiquidity and/or complexity these are classified as Level 3 assets.

Equity instruments	Trading securities and financial assets measured at FVIS Investment securities	Strategic equity investments

Valued using valuation techniques appropriate to the instrument, including the use of recent arm’s length transactions where available, discounted cash flow approach or reference to the net assets of the entity.

Due to their illiquidity, complexity and/or use of unobservable inputs into valuation models, they are classified as Level 3 assets.

The following tables summarise the attribution of financial instruments measured at fair value to the fair value hierarchy.

$m	Level 1	Level 2	Level 3	Total
As at 31 March 2022
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	5,474	18,260	4	23,738
Derivative financial instruments	38	18,204	27	18,269
Investment securities	11,838	57,287	439	69,564
Loans	—	217	32	249
Assets held for sale	1,057	1,422	—	2,479
Total financial assets measured at fair value on a recurring basis	18,407	95,390	502	114,299
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	—	44,743	—	44,743
Other financial liabilities	1,090	5,767	—	6,857
Derivative financial instruments	26	25,288	33	25,347
Debt issues	—	6,294	—	6,294
Liabilities held for sale	—	414	—	414
Total financial liabilities measured at fair value on a recurring basis	1,116	82,506	33	83,655

Note 13. Fair values of financial assets and financial liabilities (continued)

$m	Level 1	Level 2	Level 3	Total
As at 30 September 2021
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	6,221	14,875	5	21,101
Derivative financial instruments	22	19,305	26	19,353
Investment securities	19,282	62,923	277	82,482
Loans	—	74	36	110
Assets held for sale	1,309	1,663	—	2,972
Total financial assets measured at fair value on a recurring basis	26,834	98,840	344	126,018
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	—	46,665	—	46,665
Other financial liabilities	1,478	4,968	—	6,446
Derivative financial instruments	35	17,992	32	18,059
Debt issues	—	5,514	—	5,514
Liabilities held for sale	—	447	—	447
Total financial liabilities measured at fair value on a recurring basis	1,513	75,586	32	77,131

As at 31 March 2021
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	5,579	14,749	600	20,928
Derivative financial instruments	26	22,335	12	22,373
Investment securities	17,792	72,778	368	90,938
Loans	—	108	20	128
Life insurance assets	119	3,297	—	3,416
Assets held for sale	—	282	7	289
Total financial assets measured at fair value on a recurring basis	23,516	113,549	1,007	138,072
Total financial assets measured at fair value on a non-recurring basis
Assets held for sale	—	—	376	376
Total financial assets measured at fair value	23,516	113,549	1,383	138,448
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	—	37,212	—	37,212
Other financial liabilities	225	3,632	—	3,857
Derivative financial instruments	31	20,253	19	20,303
Debt issues	—	5,639	—	5,639
Life insurance liabilities	—	1,070	—	1,070
Liabilities held for sale	—	—	6	6
Total financial liabilities measured at fair value on a recurring basis	256	67,806	25	68,087

Note 13. Fair values of financial assets and financial liabilities (continued)

Reconciliation of non-market observables

The following table summarises the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3).

	Half Year March 2022
	Trading
	securities and
	financial
	assets			Total		Total
	measured at	Investment		Level 3		Level 3
$m	FVIS	Securities	Other[1]	assets	Derivatives	liabilities
Balance as at beginning of period	5	277	62	344	32	32
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statement	—	—	3	3	7	7
Other comprehensive income	—	146	—	146	—	—
Acquisitions and issues	—	33	3	36	—	—
Disposals and settlements	(1)	(17)	(8)	(26)	(1)	(1)
Transfer into or out of non-market observables	—	—	—	—	(5)	(5)
Foreign currency translation impacts	—	—	(1)	(1)	—	—
Balance as at end of period	4	439	59	502	33	33
Unrealised gains/(losses) recognised in the income statement for financial instrument held as at end of period	—	—	4	4	(7)	(7)

1.	Other is comprised of derivative financial assets and certain loans.

Transfers into and out of Level 3 have occurred due to changes in observability in the significant inputs into the valuation models used to determine the fair value of the related financial instruments. Transfers in and transfers out are reported using the end of period fair values.

Day one profit or loss

The closing balance of unrecognised day one profit for the period was $1 million (30 September 2021: $1 million profit, 31 March 2021: $3 million).

Financial instruments not measured at fair value

The following table summarises the estimated fair value of financial instruments not measured at fair value for the Group.

	As at 31 March 2022		As at 30 Sept 2021		As at 31 March 2021
	Carrying	Fair	Carrying	Fair	Carrying	Fair
$m	amount	value	amount	value	amount	value
Financial assets not measured at fair value
Cash and balances with central banks	102,410	102,410	71,353	71,353	33,877	33,877
Collateral paid	7,374	7,374	4,232	4,232	3,917	3,917
Investment securities	878	878	935	935	365	365
Loans	719,307	716,281	709,674	710,284	688,090	689,606
Other financial assets	4,896	4,896	6,394	6,394	3,312	3,312
Assets held for sale	26	26	1,041	1,041	3,208	3,208
Total financial assets not measured at fair value	834,891	831,865	793,629	794,239	732,769	734,285
Financial liabilities not measured at fair value
Collateral received	2,170	2,170	2,368	2,368	2,504	2,504
Deposits and other borrowings	600,863	600,982	580,290	580,112	548,189	548,167
Other financial liabilities	44,488	44,488	43,863	43,863	39,139	39,139
Debt issues[2]	127,335	127,247	123,265	124,569	122,211	123,576
Loan capital[2]	29,036	29,413	29,067	30,147	26,294	27,137
Liabilities held for sale	17	17	28	28	2,208	2,208
Total financial liabilities not measured at fair value	803,909	804,317	778,881	781,087	740,545	742,731

2.	The estimated fair values of debt issues and loan capital include the impact of changes in Westpac’s credit spreads since origination.

A detailed description of how fair value is derived for financial instruments not measured at fair value is disclosed in Note 22 of the 2021 Annual Report.